Investment securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 344,419	$ 176,329
Unrealized Gross Gain	1,152	6,920
Unrealized Gross Loss	11,203	232
Fair Value	334,368	183,017
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	183,651	17,064
Unrealized Gross Gain	133	322
Unrealized Gross Loss	5,616	0
Fair Value	178,168	17,386
Corporate Debt Securities [Member] | Brazil [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	41,439	13,581
Unrealized Gross Gain	11	158
Unrealized Gross Loss	778	0
Fair Value	40,672	13,739
Corporate Debt Securities [Member] | Colombia [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	44,536	986
Unrealized Gross Gain	65	60
Unrealized Gross Loss	1,351	0
Fair Value	43,250	1,046
Corporate Debt Securities [Member] | Chile [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	21,807	1,967
Unrealized Gross Gain	15	87
Unrealized Gross Loss	751	0
Fair Value	21,071	2,054
Corporate Debt Securities [Member] | Honduras [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,400
Unrealized Gross Gain	0
Unrealized Gross Loss	136
Fair Value	9,264
Corporate Debt Securities [Member] | Panama [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,159
Unrealized Gross Gain	0
Unrealized Gross Loss	78
Fair Value	7,081
Corporate Debt Securities [Member] | Peru [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,439	530
Unrealized Gross Gain	42	17
Unrealized Gross Loss	674	0
Fair Value	28,807	547
Corporate Debt Securities [Member] | Venezuela [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,871
Unrealized Gross Gain	0
Unrealized Gross Loss	1,848
Fair Value	28,023
Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	160,768	159,265
Unrealized Gross Gain	1,019	6,598
Unrealized Gross Loss	5,587	232
Fair Value	156,200	165,631
Sovereign Debt [Member] | Brazil [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,751	28,783
Unrealized Gross Gain	936	1,965
Unrealized Gross Loss	645	0
Fair Value	33,042	30,748
Sovereign Debt [Member] | Colombia [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	42,776	15,489
Unrealized Gross Gain	0	0
Unrealized Gross Loss	1,125	199
Fair Value	41,651	15,290
Sovereign Debt [Member] | Chile [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	20,772	1,061
Unrealized Gross Gain	12	1
Unrealized Gross Loss	610	0
Fair Value	20,174	1,062
Sovereign Debt [Member] | Honduras [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		15,986
Unrealized Gross Gain		224
Unrealized Gross Loss		0
Fair Value		16,210
Sovereign Debt [Member] | Mexico [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	35,730	20,553
Unrealized Gross Gain	0	1,779
Unrealized Gross Loss	2,445	0
Fair Value	33,285	22,332
Sovereign Debt [Member] | Panama [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,485	37,845
Unrealized Gross Gain	71	1,828
Unrealized Gross Loss	553	0
Fair Value	12,003	39,673
Sovereign Debt [Member] | Peru [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,589
Unrealized Gross Gain	0
Unrealized Gross Loss	65
Fair Value	11,524
Sovereign Debt [Member] | Venezuela [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		39,548
Unrealized Gross Gain		801
Unrealized Gross Loss		33
Fair Value		40,316
Sovereign Debt [Member] | TRINIDAD AND TOBAGO
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,665
Unrealized Gross Gain	0
Unrealized Gross Loss	144
Fair Value	$ 4,521